UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22750

USFS Funds Trust
(Exact name of registrant as specified in charter)

11270 West Park Place
Suite 1025
Milwaukee, WI 53224
 (Address of principal executive offices) (Zip code)

Pennant Management, Inc.
(Name and address of agent for service)

11270 West Park Place, Suite 1025
Milwaukee, Wisconsin 53224
(877) 299-8737

Registrant's telephone number, including area code: (877) 299-8737

Date of fiscal year end: December 31, 2014

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

USFS Funds Limited Duration Government Fund
September 30, 2014 (Unaudited)

SECTOR WEIGHTINGS (Unaudited)†
53.4% U.S. Government Agency Mortgage-Backed Obligations
37.8% Small Business Administration (SBA)
4.2% Short-Term Investments
3.7% Certificates of Deposit
0.9% U.S. Government Agency Obligations

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 52.7%

	Face
Description	Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)
3.500%, 06/15/42	$72,692	$65,016
3.000%, 12/15/41	113,000	107,909
2.734%, 07/01/37 (A)	89,722	95,089
2.500%, 05/15/42	160,203	134,222
2.500%, 12/15/42	590,843	566,183
2.500%, 01/15/43	180,593	177,429
2.500%, 02/15/43	80,762	84,299
2.400%, 01/01/36 (A)	113,246	119,139
2.280%, 01/01/35 (A)	250,543	261,861
2.000%, 09/15/39	529,895	531,055
2.000%, 02/15/42	620,299	612,456
Federal National Mortgage Association (FNMA)
5.522%, 07/01/36 (A)	96,346	103,406
5.000%, 04/25/34	151,135	162,860
5.000%, 11/25/49	83,582	89,231
4.413%, 12/01/27 (A)	352,017	376,838
4.000%, 05/01/19	104,035	108,492
3.500%, 01/25/42	105,930	107,602
3.000%, 11/01/20	350,940	363,540
3.000%, 04/25/42	100,000	93,509
2.711%, 06/25/44 (A)	776,941	830,394
2.500%, 07/25/24	85,197	85,821
2.500%, 09/25/42	272,608	271,073
2.500%, 09/25/42	245,000	206,340
2.500%, 10/25/42	100,000	83,490
2.500%, 11/25/42	437,363	392,116
2.500%, 02/25/43	590,720	613,130
2.500%, 02/25/43	130,080	108,187
2.500%, 03/25/43	585,600	596,790
2.500%, 04/25/43	158,218	150,642
2.500%, 05/25/43	175,370	177,730
2.498%, 01/01/37 (A)	122,896	132,162
2.373%, 01/01/34 (A)	157,516	169,620

2.220%, 07/01/35 (A)	99,691	106,341
2.088%, 06/01/35 (A)	478,685	508,820
2.050%, 12/01/35 (A)	425,759	454,057
2.000%, 06/25/39	125,067	123,007
2.000%, 08/25/41	730,780	726,310
2.000%, 11/25/42	429,435	435,792
1.950%, 06/01/37 (A)	111,771	119,257
1.926%, 06/01/38 (A)	238,874	249,776
1.925%, 03/01/34 (A)	174,843	187,873
1.917%, 08/01/33 (A)	201,642	212,441
1.885%, 02/01/33 (A)	154,663	166,559
0.631%, 03/25/27 (A)	530,322	520,773
Government National Mortgage Association (GNMA)
5.000%, 08/15/18	76,060	80,843
5.000%, 10/15/18	127,391	135,489
4.500%, 08/15/18	180,588	189,345
4.500%, 08/20/19	54,615	57,322
4.500%, 06/16/37	385,339	409,336
4.500%, 06/20/39	249,498	264,276
4.000%, 09/15/18	119,970	127,368
4.000%, 09/15/18	105,311	111,804
4.000%, 12/15/18	67,520	71,683
4.000%, 12/20/38	410,831	433,579
4.000%, 05/16/39	132,797	140,091
4.000%, 08/20/39	236,578	251,756
4.000%, 10/20/39	251,647	265,187
3.250%, 11/20/39	140,795	144,196
3.000%, 11/20/38	437,840	448,668
3.000%, 09/16/39	167,928	172,085
2.500%, 06/20/38	344,123	349,989
2.500%, 07/20/38	196,514	199,485
2.500%, 09/20/42	100,000	81,209
2.000%, 05/20/40	631,778	617,645
2.000%, 11/20/42	149,866	131,266
2.000%, 09/20/43 (A)	231,155	232,336
1.625%, 04/20/23 (A)	80,757	83,592
1.625%, 11/20/23 (A)	261,946	268,598
1.625%, 11/20/27 (A)	212,294	219,125
1.625%, 11/20/29 (A)	220,272	227,866
1.625%, 04/20/40 (A)	44,611	46,218
1.250%, 08/20/27	170,149	162,802
National Credit Union Administration (NCUA)
1.840%, 10/07/20	150,728	151,853
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
(Cost $17,482,690)		17,863,649

SMALL BUSINESS ADMINISTRATION (SBA) - 37.4%
Small Business Administration Pass-Through Agency (SBA)
7.100%, 02/01/17	2,854	2,978
3.875%, 02/25/25 (A)	25,244	27,599
3.625%, 10/25/24 (A)	10,031	10,775
3.625%, 10/25/25 (A)	16,518	17,796

3.375%, 09/25/25 (A)	21,199	22,195
3.125%, 07/25/21 (A)	2,860	2,920
3.125%, 06/25/25 (A)	10,499	11,195
2.000%, 06/25/31 (A)	873,899	916,737
1.750%, 03/25/31 (A)	852,905	896,987
1.625%, 04/25/16 (A)	2,980	2,955
1.625%, 10/25/18 (A)	12,525	12,394
1.400%, 09/25/32 (A)	612,978	631,540
1.375%, 09/25/17 (A)	2,057	2,068
1.300%, 07/25/34 (A)	1,060,796	1,093,091
1.250%, 11/25/17 (A)	83,362	83,481
1.250%, 02/25/18 (A)	203,052	204,018
1.250%, 02/25/18 (A)	50,943	51,414
1.250%, 04/25/18 (A)	57,118	57,404
1.250%, 05/25/18 (A)	60,302	60,260
1.250%, 07/25/25 (A)	711,948	714,515
1.000%, 08/25/18 (A)	128,422	128,714
1.000%, 09/25/21 (A)	127,176	127,471
1.000%, 11/25/24 (A)	89,121	89,622
1.000%, 10/25/31 (A)	1,197,864	1,205,474
1.000%, 11/25/33 (A)	249,501	252,840
1.000%, 07/25/34 (A)	240,706	244,030
0.875%, 10/25/21 (A)	101,604	101,763
0.875%, 01/25/25 (A)	101,713	102,245
0.820%, 06/25/34 (A)	654,240	659,494
0.800%, 05/25/18 (A)	464,020	461,092
0.750%, 11/25/20 (A)	313,606	313,509
0.750%, 08/25/22 (A)	758,822	758,656
0.750%, 08/25/22 (A)	291,056	291,000
0.750%, 10/25/24 (A)	699,357	700,869
0.700%, 02/25/30 (A)	276,746	275,624
0.625%, 01/25/27 (A)	448,308	448,693
0.625%, 03/25/30 (A)	287,236	286,870
0.600%, 09/25/30 (A)	518,450	517,151
0.570%, 09/25/31 (A)	462,280	457,794
0.570%, 11/25/31 (A)	409,042	407,415
TOTAL SMALL BUSINESS ADMINISTRATION (SBA)
(Cost $12,533,026)		12,652,648

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.9%
Federal Home Loan Mortgage Corp. (FHLMC)
1.000%, 12/27/18 (B)	315,000	315,447
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $315,315)		315,447

CERTIFICATES OF DEPOSIT - 3.7%
Ally Bank, 1.100%, 08/17/15	248,000	249,315
BMW Bank of North America, 0.850%, 06/08/15	248,000	248,830
Discover Bank, 1.150%, 08/24/15	248,000	249,323
FirstBank Puerto Rico, 0.800%, 12/08/14	248,000	248,206
Goldman Sachs Bank USA, 0.900%, 06/05/15	248,000	248,624
TOTAL CERTIFICATES OF DEPOSIT
(Cost $1,240,000)		1,244,298

SHORT-TERM INVESTMENTS - 4.1%	Face Amount/
	Shares	Value
Repurchase Agreements - 0.3%
First Farmers Financial, LLC Repurchase Agreement, 1.75%, 10/01/2014 (C) (D)
(collateralized by federally guaranteed portion of USDA loan to Mouring
West Holdings, LLC, face amount of $2,680,000,
5.000%, due 02/01/2044) (Cost $2,614,634)	2,614,634	95,843

Investment Companies - 3.8%
Short Term Treasury Investment, 0.01% (E)
(Cost $1,299,254)	1,299,254	1,299,254
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,913,888)		1,395,097

TOTAL INVESTMENTS - 98.8%
(Cost $35,484,919)		$33,471,139

Percentages are based on Net Assets of $33,870,752.

(A)	Variable rate security - Rate disclosed is the rate in effect on September 30, 2014.
(B)	Step Bond - The rate reflected on the Schedule of Investments is the effective yield on September 30, 2014.
(C)	This repurchase agreement has an automatic rollover term which automatically enters the Fund into a new overnight repurchase agreement with substantially the same terms unless notice of termination is given to the seller.
(D)	As of September 30, 2014, the Fund has fair valued this security and deemed it illiquid. The value of this security was $95,843, which represents 0.3% of total net assets.
(E)	The rate reported is the 7-day effective yield as of September 30, 2014.

USFS Funds Tactical Asset Allocation Fund
September 30, 2014 (Unaudited)

SECTOR WEIGHTINGS (Unaudited)†
28.1% Manufacturing
26.8% Exchange Traded Funds
15.2% Information
9.8% Mining, Oil & Gas
9.0% Finance & Insurance
4.7% Transportation
4.3% Short-Term Investment
2.1% Services

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCKS - 68.9%

Description	Shares	Value
Finance & Insurance - 9.0%
Aetna	10,108	$818,748
Blackstone Group LP (A)	13,000	409,240
FleetCor Technologies	2,800	397,936
		1,625,924
Information - 15.2%
Automatic Data Processing	9,531	791,835
Google	750	441,308
NCR	11,000	367,510
PTC	10,000	369,000
QUALCOMM	10,437	780,374
		2,750,027
Manufacturing - 28.1%
Air Products & Chemicals	6,325	823,389
Caterpillar	7,000	693,210
DuPont	11,034	791,800
Gilead Sciences	5,000	532,250
Lockheed Martin	3,781	691,091
Lorillard	9,000	539,190
LyondellBasell	4,690	509,615
Northrop Grumman	3,850	507,276
		5,087,821
Mining, Oil & Gas - 9.8%
ConocoPhillips	9,196	703,678
Continental Resources	5,000	332,400
Energy Transfer Partners LP (A)	6,000	383,940
Schlumberger	3,500	355,915
		1,775,933
Services - 2.1%
Starbucks	5,000	377,300

Transportation - 4.7%
Union Pacific	7,800	845,676
TOTAL COMMON STOCKS (Cost $9,479,963)		12,462,681

EXCHANGE TRADED FUNDS - 26.8%
iShares Russell 2000 Value Index	3,500	327,460
SPDR S&P 500 ETF Trust	23,000	4,531,460
		4,858,920
TOTAL EXCHANGE TRADED FUNDS (Cost $4,265,077)		4,858,920

SHORT-TERM INVESTMENT - 4.3%
Short Term Treasury Investment, 0.01% (B)
(Cost $781,517)	781,517	781,517
TOTAL INVESTMENTS - 100.0%
(Cost $14,526,557)		$18,103,118

Percentages are based on Net Assets of $18,102,750.

(A)	Security is considered a Master Limited Partnership. At September 30, 2014, this security amounted to $793,180 or 4.4% of Net Assets.
(B)	The rate reported is the 7-day effective yield as of September 30, 2014.
ETF – Exchange Traded Fund
LP – Limited Partnership
SPDR – Standard & Poor's Depositary Receipt

USFS Funds Trust
September 30, 2014 (Unaudited)

Security Valuation
In accordance with GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following is a summary of the inputs used as of September 30, 2014 when valuing the Fund’s investments:

USFS Funds Limited Duration Government Fund

Investments in Securities	Level 1	Level 2	Level 3	Total

U.S. Government Agency Mortgage-Backed Obligations	$-	$17,863,649	$-	$17,863,649
Small Business Administration (SBA)	-	12,652,648	-	12,652,648
U.S. Government Agency Obligations	-	315,447	-	315,447
Certificates of Deposit	-	1,244,298	-	1,244,298
Short-Term Investment	1,299,254	-	95,843	1,395,097
Total Investments in Securities	$1,299,254	$32,076,042	$95,843	$33,471,139

Transfers into Level 1	$-
Transfers out of Level 1	-
Transfers into Level 2	-
Transfers out of Level 2	95,843
Transfers into Level 3	95,843
Transfers out of Level 3	-

During the nine month period ended September 30, 2014, the USFS Limited Duration Government Fund had no transfers between Level 1 and Level 2 assets and liabilities. There were transfers between Level 2 and Level 3 assets and liabilities, see table listed above.

USFS Funds Trust
September 30, 2014 (Unaudited)

Level 3 Reconciliation Disclosure. Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

USFS Funds Limited Duration Government Fund

Description	Repurchase Agreements
Balance as of January 1, 2014	$-
Accreted discounts, net	-
Realized gain	-
Change in unrealized appreciation (depreciation)	(2,518,791)
Net purchases (sales)	-
Transfers in to Level 3	2,614,634
Balance as of September 30, 2014	$95,843
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2014	(2,518,791)

As of September 30, 2014, all of the investments held in the USFS Funds Tactical Asset Allocation Fund are Level 1. For details of investment classifications, reference the Schedules of Investments.  During the nine month period ended September 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities and there have been no transfers between Level 2 and Level 3 assets and liabilities. For the nine month period ended September 30, 2014, there were no Level 3 securities.

For the nine month period ended September 30, 2014, there have been no significant changes to the Funds’ fair valuation methodologies.

Derivative Contracts
In accordance with the authoritative guidance under GAAP, the Funds disclose: a) how and why they use derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect their financial position, financial performance and cash flows as follows:

The USFS Funds Tactical Asset Allocation Fund invests in financial options contracts that seek to protect a position within its portfolio through hedging techniques. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, for written options, the risk exists that losses could exceed amounts disclosed in these schedules.

USFS Funds Trust
September 30, 2014 (Unaudited)

The USFS Funds Tactical Asset Allocation Fund did not hold any written option contracts on September 30, 2014.  Transactions in option contracts written for the USFS Funds Tactical Asset Allocation Fund for the nine month period ended September 30, 2014, were as follows:

	Number of
	Contracts	Premiums
Outstanding at January 1, 2014	(530)	$(86,985)
Options written	(185)	(20,833)
Options closed	565	95,673
Options expired	-	-
Options exercised	150	12,145
Outstanding at September 30, 2014	-	$-

Tax Footnote
At September 30, 2014, the cost of investment securities for tax purposes was as follows*:

	USFS Funds Limited Duration Government Fund	USFS Funds Tactical Asset Allocation Fund
Cost of investments	$35,484,919	$14,526,557

Gross unrealized appreciation	553,755	3,628,086
Gross unrealized depreciation	(2,567,535)	(51,525)
Net unrealized appreciation (depreciation)	$(2,013,780)	$3,576,561

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USFS Funds Trust

By (Signature and Title) /s/ Mark Elste
                                                 Mark Elste, President and Chief Executive Officer

Date      11/6/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Elste
                                                 Mark Elste, President and Chief Executive Officer

Date      11/6/2014

By (Signature and Title)* /s/ Walter Yurkanin
  Walter Yurkanin, Treasurer and Principal Financial Officer

Date      11/6/2014

* Print the name and title of each signing officer under his or her signature.